Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended					4 Months Ended	6 Months Ended			12 Months Ended
	Feb. 21, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 21, 2019	Apr. 18, 2019	Jun. 30, 2020	Jun. 30, 2019	Jul. 15, 2017	Dec. 31, 2019	Dec. 18, 2019
Preferred stock shares outstanding		23,032						23,032			23,242
Common stock shares outstanding		13,466,174						13,466,174			13,360,356
Shares tendered, nominal value		$ 0						$ 0			$ 0
Payments for repurchase of shares								0	$ 10,009
Gain/ (Loss) from stock redemption recognized in Retained Earnings				$ 8,703	$ 9,932
Undeclared preferred dividends								22,656
Dividends paid to noncontrolling shareholders								$ 9,948	$ 0
Restricted common stock
Forfeited shares of common stock		1,230		0					59
Restricted stock units
Vested stock units								84,336
Series G and Series H
Percentage of the increase of the preferred dividend rate										0.25%
First conversion | Dividends undeclared
Dividends cancelled											1,471
Second conversion | Dividends undeclared
Dividends cancelled											$ 916
American Depositary Shares - The Series G
Number of shares								2,000,000
Preferred stock shares outstanding		5,350						5,350			5,350
Sale of Stock- Redemption price per share		$ 25						$ 25
Preferred stock liquidation preference		$ 2,500						$ 2,500
Dividend rate of preferred stock								8.75%
American Depositary Shares - The Series H
Number of shares								4,800,000
Preferred stock shares outstanding		17,682						17,682			17,682
Sale of Stock- Redemption price per share		$ 25						$ 25
Preferred stock liquidation preference		$ 2,500						$ 2,500
Dividend rate of preferred stock								8.625%
Convertible preferred stock
Conversion of Stock, Shares converted								210			3,289
Preferred stock shares outstanding											210
Dividends cancelled								$ 171
Convertible preferred stock | 10 years after the issuance date
Sale of Stock- Redemption price per share											$ 10
Preferred stock liquidation preference											$ 10,000
Common Stock
Number of common stock issued to employees												16,000
Conversion of stock, Shares issued			22,712	140,059				22,712			352,770
Stock-based compensation expenses, shares granted			84,336		151,515
Common Stock | Dividends undeclared
Conversion of Stock, Shares converted								210
Conversion of stock, Shares issued								1,712			23,870
Price per common unit		$ 6						$ 6
Common Stock | First conversion | Dividends undeclared
Conversion of Stock, Shares converted											1,980
Conversion of stock, Shares issued											14,711
Price per common unit											$ 75
Common Stock | Second conversion | Dividends undeclared
Conversion of Stock, Shares converted											1,309
Conversion of stock, Shares issued											9,159
Price per common unit											$ 41
Navios Holdings
Gain/ (Loss) from stock redemption recognized in Retained Earnings				$ 8,703	$ 9,932
Navios Logistics
Dividends paid	$ 27,500
Navios Logistics | Navios Holdings
Dividends paid	17,552
Navios Logistics | Noncontrolling Interest
Dividends paid to noncontrolling shareholders	$ 9,948
Exchange program for 66 2/3% shares | American Depositary Shares - The Series G
Number of shares issued for the exchange offer							8,841
Shares tendered, nominal value							$ 21,271
Tender offer expenses							620
Payments for repurchase of shares							4,423
2024 Notes issued							3,879
Gain/ (Loss) from stock redemption recognized in Retained Earnings							12,568
Dividends cancelled							$ 6,798
Exchange program for 66 2/3% shares | American Depositary Shares - The Series H
Number of shares issued for the exchange offer						10,930
Shares tendered, nominal value						$ 26,297
Tender offer expenses						997
Payments for repurchase of shares						4,188
2024 Notes issued						4,747
Gain/ (Loss) from stock redemption recognized in Retained Earnings						16,365
Dividends cancelled						$ 7,678